Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Salaries, wages and benefits	¥ 2,757	¥ 3,806
Take-off and landing charges	2,150	2,330
Fuel cost	1,141	451
Expenses related to aircraft overhaul conducted	2,541	2,853
Duties and levies payable	1,739	1,353
Food and beverages	403	125
Payable for system services	1,060	1,643
Lease rentals	527	484
Other accrued operating expenses	426	567
Payable for purchase of property, plant and equipment	1,722	2,310
Pending output value added tax	216	250
Deposits received from ticket sales agents	375	420
Other deposit	540	529
Current portion of other long-term liabilities (Note 40)	293	235
Amounts due to related parties (Note 45(c)(ii))	213	398
Current portion of post-retirement benefit obligations (Note 39(b))	160	165
Others	2,482	3,700
Other payables and accruals	¥ 18,745	¥ 21,619